Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 11,106,000	$ 10,279,350
Capital loss carryforwards		50,226
Section 1231 loss carryforwards	79,869	78,176
Charitable contribution carryforwards	23,770	22,618
Section 163(j) limitation	479,264
Other	91,764	10,154
Restaurant startup expenses	23,369
Accrued expenses	159,623	68,477
Deferred occupancy liabilities	128,936	151,531
Revenue recognition	243,059
Total deferred tax assets	12,335,654	10,660,532
Property and equipment		(72,553)
Other asset and liability impairment	(122,326)	(62,008)
Investments	(204,863)	(114,519)
Intangibles and Goodwill	(432,572)	(465,841)
Total deferred tax liabilities	(759,761)	(714,921)
Net deferred tax assets	11,575,893	9,945,611
Valuation allowance	(11,652,658)	(10,724,970)
Net deferred tax liabilities	$ (76,765)	$ (779,359)